Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended
	Feb. 06, 2023	Jan. 31, 2023	Jan. 27, 2023	Sep. 30, 2022	Mar. 31, 2022
Euro fixed-rate notes
Subsequent Events
Aggregate amount of debt issued					$ 2,300
Euro fixed-rate notes | Minimum
Subsequent Events
Credit facility term					8 years
Coupon rate (as a percent)					0.875%
Euro fixed-rate notes | Maximum
Subsequent Events
Credit facility term					12 years
Coupon rate (as a percent)					1.25%
U.S dollar. fixed-rate notes
Subsequent Events
Aggregate amount of debt issued				$ 3,250	$ 1,800
U.S dollar. fixed-rate notes | Minimum
Subsequent Events
Credit facility term				3 years	5 years
Coupon rate (as a percent)				4.00%	2.20%
U.S dollar. fixed-rate notes | Maximum
Subsequent Events
Credit facility term				30 years	30 years
Coupon rate (as a percent)				4.90%	3.43%
Subsequent event
Subsequent Events
Dividend declared, date		Jan. 31, 2023
Dividend declared (in dollars per share)		$ 1.65
Dividend payable, date		Mar. 10, 2023
Shareholders of record, date		Feb. 10, 2023
Subsequent event | Japanese yen floating rate bank loans
Subsequent Events
Aggregate amount of debt issued			$ 700
Credit facility term			5 years
Subsequent event | Euro fixed-rate notes
Subsequent Events
Aggregate amount of debt issued	$ 4,600
Subsequent event | Euro fixed-rate notes | Minimum
Subsequent Events
Credit facility term	4 years
Coupon rate (as a percent)	3.375%
Subsequent event | Euro fixed-rate notes | Maximum
Subsequent Events
Credit facility term	20 years
Coupon rate (as a percent)	4.00%
Subsequent event | Pound sterling fixed-rate notes
Subsequent Events
Aggregate amount of debt issued	$ 900
Credit facility term	15 years
Coupon rate (as a percent)	4.875%
Subsequent event | U.S dollar. fixed-rate notes
Subsequent Events
Aggregate amount of debt issued	$ 3,250
Subsequent event | U.S dollar. fixed-rate notes | Minimum
Subsequent Events
Credit facility term	3 years
Coupon rate (as a percent)	4.50%
Subsequent event | U.S dollar. fixed-rate notes | Maximum
Subsequent Events
Credit facility term	30 years
Coupon rate (as a percent)	5.10%